SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Total
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Total	12,041,712	11,035,000
Less: unamortized discounts		(595,108)
Total	12,041,712	10,439,892
Less current portion	(12,041,712)	(10,439,892)
Long-term portion
Convertible Notes Payable [Member] | 10% OID Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,973,000	5,973,000
Convertible Notes Payable [Member] | Thirty Five Percent O I D Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	5,600,462	5,062,000
Convertible Notes Payable [Member] | Twenty Percent O I D Senior Secured Convertible Notes [Member]
Debt Instrument [Line Items]
Total	$ 468,250